CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net sales	[1]	$ 4,253,710	$ 3,717,366	$ 3,726,994
Cost of sales	[2]	2,345,858	2,307,172	2,288,810
Gross profit		1,907,852	1,410,194	1,438,184
Operating expenses:
Research and development expense	[3]	249,387	215,660	200,641
Sales and marketing	[4]	897,585	621,953	619,162
General and administrative	[5]	387,316	251,207	180,124
Total operating expenses		1,534,288	1,088,820	999,927
Operating income		373,564	321,374	438,257
Interest expense, net		(44,909)	(27,021)	(16,287)
Other (expense) income, net		(35,427)	7,631	(7,644)
Income before income taxes		293,228	301,984	414,326
Provision for income taxes		126,150	69,630	83,213
Net income		$ 167,078	$ 232,354	$ 331,113
Net income per share, basic (in dollars per share)		$ 1.20	$ 1.67	$ 2.38
Net income per share, diluted (in dollars per share)		$ 1.20	$ 1.67	$ 2.38
Weighted-average number of shares used in computing net income per share, basic (in shares)		139,025,657	138,982,872	138,982,872
Weighted-average number of shares used in computing net income per share, diluted (in shares)		139,420,254	138,982,872	138,982,872

[1]	Including amounts associated with related parties of $3,133, $1,451 and $12,107 for the years ended December 31, 2023, 2022 and 2021, respectively.
[2]	Including amounts associated with related parties of $1,037,844, $1,413,098 and $1,358,827 for the years ended December 31, 2023, 2022 and 2021, respectively.
[3]	Including amounts associated with related parties of $3,004, $3,561 and $4,030 for the years ended December 31, 2023, 2022 and 2021, respectively.
[4]	Including amounts associated with related parties of $8,200, $0 and $0 for the years ended December 31, 2023, 2022 and 2021, respectively.
[5]	Including amounts associated with related parties of $22,750, $0 and $0 for the years ended December 31, 2023, 2022 and 2021, respectively.